Investment in Operating Leases (Minimum Future Rentals Receivable on Non-Cancelable Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases [Abstract]
2019	¥ 219,243
2020	153,121
2021	109,728
2022	74,251
2023	44,350
Thereafter	70,262
Total	¥ 670,955